SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred, revenue beginning	$ 209,749	$ 86,681
Revenue recognized	(139,843)	(90,781)
Unearned revenues received	99,586	223,426
Foreign exchange	2,028	(9,577)
Deferred income gross	171,520	209,749
Current portion	139,759	165,237
Long term portion	31,761	44,512
Deferred Income net	$ 171,520	$ 209,749